GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gaming Subconcession [Line Items]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(357,732)	(300,495)
Gaming subconcession, net	$ 542,268	$ 599,505